PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 5 - PROPERTY AND EQUIPMENT

Fixed assets, stated at cost, less accumulated depreciation, consists of the following at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Equipment	$27,119	$84,716
Furniture & Fixtures	6,641	29,647
Less: Accumulated Depreciation	(29,041)	(106,036)
Net Fixed Assets	$4,719	$8,327

Depreciation expense

Depreciation expense for the years ended December 31, 2017 and 2016 were $3,608 and $5,959, respectively.